Non-current assets held-for-sale	9 Months Ended
Sep. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]	Non-current assets held for sale
The balance of non-current assets held for sale comprises assets originally received as collateral for loans and advances to customers, which were repossessed. The amount of real estate held for sale on September 30, 2023 was R$ 169,347 (December 31, 2022: R$ 166,943).